INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

	Weighted
	average
	amortization	December 31,
	period	2020	2019
	(years)
Cost:
Acquired technology	8.7	$32,946	$32,946
Customers relationships and brand name		9,817	9,817

		42,763	42,763
Accumulated amortization:
Acquired technology		20,358	18,465
Customers relationships and brand name		9,817	9,817

		30,175	28,282

Intangible assets, net		$12,588	$14,481

Future Estimated Amortization Expenses	Future estimated amortization expenses for the years ending:
December 31,

2021	$1,858
2022	1,858
2023	1,858
2024	1,858
2025 and thereafter	5,156

Total	$12,588

Schedule of Changes in Goodwill
	2020	2019

Balance as of January 1	$41,144	$32,174
Acquisitions	-	8,970

Balance as of December 31	$41,144	$41,144